Note 16 - Investments Accounted for Using the Equity Method - Reconciliation of the ISS Joint Venture Investment (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Assets classified as held for sale		$ 0	$ 0	$ 8,214
Current assets		24,497	10,297	21,669
Non-current assets		52,015	51,119	47,988
Net assets		76,512	61,416	69,657
Net assets		40,418	3,746	21,615
VivoPower share in $ (excluding funding obligation)		0	66	0
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Capital commitment		0	0	0
Commission credit		0	0	0
Discontinued projects		0	0	0
Acquisition costs		0	0	0
Net assets		0	0	0
Assets classified as held for sale		0	0	0
Fair value of pre-acquisition equity interest		0	0	0
Current assets		0	0	0
Non-current assets		0	0	0
Net assets		0	0	0
Opening net assets		24,390	0	0
Commission credit		0	0	0
Commission credit on abandonments		0	0	0
Sundry income		0	0	0
Project swaps		0	0	0
Abandoned projects		(13,900)	0	0
Acquisition of controlling interest		(10,490)	0	0
Net assets		$ 0	0	0
VivoPower share in %	50.00%	50.00%
VivoPower share in $ (excluding funding obligation)		$ 0	0	0
Commission credit		$ 0	$ 0	$ 0